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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        December 3, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) International ADR Fund ("IAF"), MFS Global Conservative Equity Fund ("GOF"), MFS International Core Equity Fund ("ICF"), MFS Global Health Sciences Fund ("MGH"), MFS Government Mortgage Fund ("MGM"), MFS Strategic Value Fund ("SVF"), MFS Emerging Markets Debt Fund ("EMD"), MFS Income Fund ("MIY"), MFS European Equity Fund ("MEQ"), MFS High Yield Fund ("MHT") and MFS Mid Cap Equity Fund (formerly MFS New Endeavor Fund) ("NEF")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 37 for IAF, GOF, ICF, MGH, MGM, SVF, END, MIY, MEQ, MHT and NEF (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 28, 2001.

     Please call the undersigned or Martha Donovan at (617) 954-5842 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Counsel

JDN/bjn